Leases	12 Months Ended
Dec. 31, 2024
Lease liabilities [abstract]
Leases
Note 12 - Leases
Polestar Group as Lessee
As a lessee, Polestar Group primarily leases buildings and manufacturing production equipment. The Group also has short-term and low value leases related to the leasing of temporary spaces and small IT equipment, respectively. The lease term for land and buildings is generally 2-15 years, with the exception of one long term land lease with a term of 50 years. The lease term for machinery and equipment is generally 2-6 years.
The following table depicts the changes in the Group’s right-of-use assets, which are included within Property, plant, and equipment:

	Buildings and land	Machinery and equipment	Total
Acquisition cost
Balance as of January 1, 2023	78,188	47,083	125,271
Additions	49,807	4,762	54,569
Cancellations	(7,958)	(715)	(8,673)
Effect of foreign currency exchange rate differences	2,576	(1,298)	1,278
Balance as of December 31, 2023	$122,613	$49,832	$172,445
Additions	32,184	37,894	70,078
Cancellations	(39,609)	(2,100)	(41,709)
Remeasurement	—	(713)	(713)
Effect of foreign currency exchange rate differences	(6,463)	(1,838)	(8,301)
Balance as of December 31, 2024	$108,725	$83,075	$191,800

Accumulated depreciation
Balance as of January 1, 2023	(18,934)	(11,776)	(30,710)
Depreciation expense	(19,110)	(1,656)	(20,766)
Depreciation expense capitalized to inventory	—	(5,682)	(5,682)
Depreciation expense employee benefits	—	(1,635)	(1,635)
Cancellations	4,318	449	4,767
Impairment loss	—	(19,361)	(19,361)
Effect of foreign currency exchange rate differences	(565)	509	(56)
Balance as of December 31, 2023	$(34,291)	$(39,152)	$(73,443)
Depreciation expense	(24,780)	(1,543)	(26,323)
Depreciation expense capitalized to inventory	—	(845)	(845)
Depreciation expense employee benefits	—	(2,070)	(2,070)
Cancellations	18,385	1,013	19,398
Impairment loss	—	(7,152)	(7,152)
Effect of foreign currency exchange rate differences	2,517	374	2,891
Balance as of December 31, 2024	$(38,169)	$(49,375)	$(87,544)

Carrying amount as of December 31, 2023	$88,322	$10,680	$99,002
Carrying amount as of December 31, 2024	$70,556	$33,700	$104,256
Amounts related to leases recognized in the Consolidated Statement of Loss and Comprehensive Loss are as follows:

	For the year ended December 31,
	2024	2023	2022
Income from sub-leasing right-of-use assets	2,391	1,729	1,415
Expense relating to short-term leases	(637)	(888)	(1,598)
Expense relating to lease of low value assets	(8)	(5)	—
Interest expense on leases	(7,423)	(5,008)	(6,201)
The current and non-current portion of the Group´s lease liabilities are as follows:

	As of December 31,
	2024	2023
Current lease liabilities	13,923	19,547

Current lease liabilities - related party	16,999	10,628
Non-current lease liabilities	47,918	54,439
Non-current lease liabilities - related party	56,431	42,634
Total	$135,271	$127,248
Expected future lease payments to be made to satisfy the Group´s lease liabilities are as follow:

	As of December 31,
	2024	2023
Within 1 year	35,129	32,685
Between 1 and 2 years	37,128	33,275
Between 2 and 3 years	19,865	28,033
Between 3 and 4 years	17,179	18,634
Between 4 and 5 years	15,832	11,463
Later than 5 years	38,862	15,458
Total	$163,995	$139,548
For the years ended December 31, 2024, 2023, and 2022, total cash outflows related to leases, inclusive of interest paid, amounted to $43,069, $26,924, and $25,649, respectively.
Polestar Group as lessor
As a lessor, revenue recognized from operating leases are as follows:

	For the year ended December 31,
	2024	2023	2022
Vehicle leasing revenue	17,175	17,421	16,719
For the majority of the Group’s operating lease contracts as a lessor, vehicles are paid for upfront by the customer at contract inception and repurchased by Polestar at the end of the lease term. The following table depicts the changes in the Group’s vehicles under operating leases:

Vehicles under operating leases
Acquisition cost
Balance as of January 1, 2023	113,614
Reclassification from inventories	47,438
Reclassification from PPE	56,899
Reclassification to inventories	(82,222)
Effect of foreign currency exchange rate differences	5,719
Balance as of December 31, 2023	$141,448
Reclassification from inventories	73,795
Reclassification from PPE	—
Reclassification to inventories	(83,246)
Effect of foreign currency exchange rate differences	(7,925)
Balance as of December 31, 2024	$124,072

Accumulated depreciation & impairment
Balance as of January 1, 2023	(16,428)
Depreciation expense	(6,773)
Impairment loss	(48,754)
Reclassification to inventories	12,476
Reclassification from PPE	(9,873)
Effect of foreign currency exchange rate differences	(1,873)

Balance as of December 31, 2023	$(71,225)
Depreciation expense	(12,958)
Impairment loss	(737)
Reclassification to inventories	15,431
Reclassification from PPE	—
Effect of foreign currency exchange rate differences	1,554
Balance as of December 31, 2024	$(67,935)

Carrying amount as of December 31, 2023	$70,223
Carrying amount as of December 31, 2024	$56,137